Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

May 4, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated April 30, 2018, for the Trust’s YieldShares High Income ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 236, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-18-006085 on April 27, 2018.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001